Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Summary of Long-term Debt
As at January 31, 2023 and 2022, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2023
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.57%	6.61%	U.S. $1,477.2	$1,966.4 [a]
Term Loan B-2	December 2029	8.06%	8.66%	U.S. $498.8	645.0 [a]
Term Loans	Mar. 2023 to Dec. 2030	0.87% to 3.41%	1.90% to 3.81%	€ 128.6	178.8
Total long-term debt					$2,790.2
Current					59.4
Non-current					2,730.8
Total long-term debt					$2,790.2
[a]
Net of unamortized transaction costs of $3.1 million for Term Loan
B-1
and $20.1 million for Term Loan
B-2.

January 31, 2022
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount

Term Facility
Term Loan B-1	May 2027	2.11%	2.14%	U.S. $1,492.4	$1,891.1 [a]
Term Loans	Mar. 2022 to Dec. 2030	0.75% to 1.90%	0.88% to 4.67%	€ 110.5	149.4
Total long-term debt					$2,040.5
Current					103.1
Non-current					1,937.4
Total long-term debt					$2,040.5
[a]
Net of unamortized transaction costs of $
3.6
 million.

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2023:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2022	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2023
Term Facility	$1,891.1	$804.4	$(157.0)	$92.4	$(19.5)	$2,611.4
Term Loans	149.4	116.5	(94.9)	6.1	1.7	178.8
Total	$2,040.5	$920.9	$(251.9)	$98.5	$(17.8)	$2,790.2
The following table explains the changes in long-term debt during the year ended January 31, 2022:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2021	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2022
Term Facility	$2,276.3	$380.8	$(776.8)	$(14.8)	$25.6	$1,891.1
Term Loans	133.4	29.1	(2.6)	(12.0)	1.5	149.4
Total	$2,409.7	$409.9	$(779.4)	$(26.8)	$27.1	$2,040.5